Financial Risk Review (Details) - Schedule of Demonstrates the Estimated Sensitivity - USD ($)	Jun. 30, 2024	Dec. 31, 2023
10% [Member] | Change in GBP Rate [Member]
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	$ 10,691	$ 79,202
10% [Member] | Change in AUD Rate [Member]
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	(72,768)	(176,987)
10% [Member] | Change in EUR Rate [Member]
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	648	14,858
10% [Member] | Change in TZS Rate [Member]
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	(58,121)	(50,079)
10% [Member] | Change in ZAR Rate [Member]
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	(232)	(5,058)
-10% [Member] | Change in GBP Rate [Member]
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	(10,691)	(79,202)
-10% [Member] | Change in AUD Rate [Member]
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	72,768	176,987
-10% [Member] | Change in EUR Rate [Member]
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	(648)	(14,858)
-10% [Member] | Change in TZS Rate [Member]
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	58,121	50,079
-10% [Member] | Change in ZAR Rate [Member]
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	$ 232	$ 5,058